UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND,
                                      INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NATIONAL MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006  (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)         Value
                                                        ---------   -----------
MUNICIPAL BONDS-160.0%

Long-Term Municipal Bonds-159.7%
Alabama-7.5%
Huntsville Hlth Care Auth
(Huntsville Hosp Sys) Ser 02B
5.75%, 6/01/32                                             $6,000   $ 6,402,660
Jefferson Cnty
Ltd Oblig Sch Warrants Ser 04A
5.25%, 1/01/23                                              1,275     1,344,080
Jefferson Cnty Swr Rev
FGIC Ser 99A
5.375%, 2/01/36                                             7,405     7,893,730
Marshall Cnty Hlth Care Auth
(Marshall Cnty Med Ctr) Ser 02A
5.75%, 1/01/32                                              2,500     2,608,300
(Marshall Cnty Med Ctr) Ser 02D
5.75%, 1/01/32                                              3,000     3,131,760
Montgomery Spl Care Facs Fin Auth Rev
(Baptist Health) Ser 04C
5.125%, 11/15/24                                            1,500     1,534,500
5.25%, 11/15/29                                               810       895,058
                                                                    -----------
                                                                     23,810,088
                                                                    -----------
Alaska-1.8%
Alaska Intl Arpt Rev
MBIA Ser 03B
5.00%, 10/01/26                                             1,000     1,035,320
Alaska Mun Bd Bk Auth
MBIA Ser 04G
5.00%, 2/15/24                                              1,345     1,404,651
Anchorage Waste Wtr Rev
MBIA Ser 04
5.125%, 5/01/29                                               750       786,675
Four Dam Pool Elec Rev
Ser 04
5.00%, 7/01/24                                              1,035     1,062,841
5.25%, 7/01/26                                              1,385     1,430,553
                                                                    -----------
                                                                      5,720,040
                                                                    -----------
Arkansas-1.4%
Arkansas Dev Fin Auth SFMR
(Mtg Rev) GNMA Ser 02A
5.30%, 7/01/34                                              4,430     4,513,195
                                                                    -----------
California-8.3%
California GO
Ser 02
5.25%, 4/01/30                                              1,000     1,050,880
Ser 04
5.25%, 4/01/29                                              2,000     2,118,200
Chula Vista IDR
(San Diego Gas) Ser 96A
5.30%, 7/01/21                                              4,000     4,249,320
Coachella Valley Uni Sch Dist
MBIA Ser 03
5.00%, 9/01/31                                              1,000     1,037,620
Hartnell Comm College
MBIA Ser 03A
5.00%, 8/01/27                                              1,155     1,258,800

La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                                2,000    2,151,380
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                                1,715    1,731,207
Los Angeles Regl Arpts
(Laxfuel Corp) AMBAC Ser 01 AMT
5.50%, 1/01/32                                                9,500    9,952,770
San Rafael Elem Sch Dist
FSA Ser 03A
5.00%, 8/01/28                                                2,820    2,913,060
                                                                      ----------
                                                                      26,463,237
                                                                      ----------
Colorado-4.5%
Avon Hsg Auth MFHR
(Buffalo Ridge II Proj) GNMA Ser 02A AMT
5.70%, 10/20/43                                              4,950    5,116,617
Colorado Ed & Cultural Facs Auth Rev
(Knowledge Quest Charter Sch) Ser 05
6.50%, 5/01/36                                                 500      504,830
Colorado Hlth Facs Auth Rev
(Parkview Med Ctr) Ser 04
5.00%, 9/01/25                                               1,800    1,823,724
Denver City & Cnty MFHR
(Clyburn Stapleton Proj) GNMA Ser 02 AMT
5.50%, 12/20/43                                              2,155    2,195,449
Northwest Metro Dist No 3
(Ltd Tax) Ser 05
6.125%, 12/01/25                                               500      504,030
Park Creek Metro Dist Rev
(Ref-Sr-Ltd Tax Ppty Tax) Ser 05
5.25%, 12/01/25                                              1,840    1,892,569
5.50%, 12/01/30                                                890      921,435
Todd Creek Farms Metro Dist No 1 Wtr Rev
(Ref & Impt) Ser 04
6.125%, 12/01/19                                               780      776,888
Wheatlands Metro Dist No 002 GO
(Ltd Tax) Ser 05
6.00%, 12/01/25                                                500      502,020
                                                                     ----------
                                                                     14,237,562
                                                                     ----------
District of Columbia-1.2%
District of Columbia Spl Tax Rev
(Gallery Place Proj) Ser 02 FSA
5.40%, 7/01/31                                               3,500    3,707,550
                                                                     ----------
Florida-23.6%
Beacon Tradeport CDD
Ser 02B
7.25%, 5/01/33                                               5,550    5,934,504
Brevard Cnty HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.40%, 3/01/33                                               1,385    1,403,019
Collier Cnty CFD
(Fiddler's Creek) Ser 02A
6.875%, 5/01/33                                              2,985    3,140,101
(Fiddler's Creek) Ser 02B
6.625%, 5/01/33                                              2,245    2,332,218
Dade Cnty Arpt Rev
(Miami Int'l Arpt) FGIC Ser 02 AMT
5.375%, 10/01/32                                             6,040    6,316,149
Florida Ed & Athletic Fac
(FSU Finl Assist) AMBAC Ser 02
5.00%, 10/01/31                                              5,000    5,180,050
Florida Hsg Fin Corp MFHR
(Westminster Apts) FSA Ser 02E-1 AMT
5.40%, 4/01/42                                               3,000    3,072,330

Hamal CDD
(Hamal) Ser 01
6.75%, 5/01/31                                               2,460    2,594,439
Jacksonville Wtr & Swr Sys Rev
(Jacksonville Elec) MBIA Ser 02A
5.50%, 10/01/41 (a)(b)                                      20,000   20,454,800
Lee Cnty Arpt Rev
(Southwest FL Intl) FSA Ser 00A AMT
5.75%, 10/01/22-10/01/25                                     9,500   10,243,610
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                               1,495    1,578,436
Lee Cnty IDA Hlth Fac
(Shell Point Village) Ser 99A
5.50%, 11/15/29                                              2,500    2,525,600
Lee Cnty Transn Fac
(Sanibel Brdgs & Causway) CIFG Ser 05B
5.00%, 10/01/30                                              1,700    1,776,755
Miami Beach Hlth Facs Hosp Rev
(Mount Sinai Med Ctr) Ser 04
6.75%, 11/15/24                                              2,000    2,236,620
Midtown Miami CDD
Ser 04A
6.00%, 5/01/24                                               2,500    2,604,075
Orange Cnty Hlth Facs Hosp Rev
(Orlando Regional) Ser 02
5.75%, 12/01/32                                              1,400    1,571,682
Pinellas Cnty HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 3/01/32                                                 895      908,845
Village CDD
Ser 03A
6.00%, 5/01/22                                                 906      945,565
                                                                     ----------
                                                                     74,818,798
                                                                     ----------
Georgia-2.3%
Cartersville Dev Auth
(Anheuser Busch Proj) Ser 02 AMT
5.95%, 2/01/32                                               2,510    2,681,709
Georgia HFA SFMR
(Mtg Rev) Ser 02A-2 AMT
5.60%, 12/01/32                                              4,620    4,670,358
                                                                     ----------
                                                                      7,352,067
                                                                     ----------
Hawaii-0.7%
Hawaii St Elec Rev
XLCA Ser 03B AMT
5.00%, 12/01/22                                              2,000    2,064,220
                                                                     ----------
Illinois-19.8%
Bolingbrook GO
FGIC Ser 02A
5.375%, 1/01/38                                              5,000    5,261,750
Chicago Arpt Rev
(O'Hare Int'l Arpt) MBIA Ser 02A AMT
5.375%, 1/01/32                                             15,000   15,563,700
(O'Hare Int'l Arpt) XLCA Ser 03B-1
5.25%, 1/01/34                                               1,760    1,843,389
Chicago GO
FGIC Ser 00C Prerefunded 7/01/10@101
5.50%, 1/01/40                                               9,135    9,981,266
FGIC Ser 00C Unrefunded
5.50%, 1/01/40                                               5,450    5,811,771
Chicago Parking Rev
(Lakefront Millennium) MBIA Ser 98
5.125%, 1/01/28                                              8,600    8,895,410
Chicago Sales Tax Rev
FGIC Ser 98
5.25%, 1/01/28                                               5,710    5,951,876
Cook Cnty Sch Dist
FSA Ser 04
4.60%, 12/01/20 (c)                                          1,000      952,250
Gilberts Special Service Area No 15 Spl Tax

(Gilberts Town Ctr Proj) Ser 05
6.00%, 3/01/28                                               2,766    2,776,704
Manhattan
No 04-1 (Brookstone Springs Proj) Ser 05
5.875%, 3/01/28                                              1,875    1,838,363
Met Pier & Expo Auth
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                               3,750    3,938,887
                                                                     ----------
                                                                     62,815,366
                                                                     ----------
Indiana-5.2%
Hendricks Cnty Ind Bldg Facs Corp
(First Mtg) Ser 04
5.50%, 7/15/22                                               1,105    1,214,218
Indiana HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02 AMT
5.55%, 7/01/32                                               2,250    2,299,860
Indiana St Dev Fin Auth Rev
(Exempt Facs Inland Steel) Ser 97
5.75%, 10/01/11                                              2,060    2,116,753
Indianapolis Pub Improv Bd
MBIA Ser 02A
5.25%, 7/01/33                                              10,000   10,930,800
                                                                     ----------
                                                                     16,561,631
                                                                     ----------
Iowa-0.2%
Iowa Fin Auth SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 7/01/32                                                 595      603,038
                                                                     ----------
Louisiana-1.6%
Calcasieu Parish SFMR
(Mtg Rev) GNMA/FNMA Ser 02A
6.05%, 4/01/33                                                 410      429,635
Louisiana HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.60%, 6/01/33                                               1,870    1,900,631
New Orleans
MBIA Ser 05
5.00%, 12/01/29                                              2,700    2,793,096
                                                                     ----------
                                                                      5,123,362
                                                                     ----------
Massachusetts-3.1%
Massachusetts GO
Ser 02C
5.25%, 11/01/30                                              1,780    1,937,708
Ser 02C Prerefunded
5.25%, 11/01/30                                              3,220    3,505,292
Massachusetts Hlth & Ed Fac Hosp Rev
(Berkshire Hlth Sys) Asset Gty RADIAN Ser 01E
5.70%, 10/01/25                                              2,000    2,177,040
(Cape Cod Hlth Care) Asset Gty RADIAN Ser 01C
5.25%, 11/15/31                                              2,100    2,202,060
                                                                     ----------
                                                                      9,822,100
                                                                     ----------
Michigan-5.0%
Detroit Dev Fin Auth
(Daimler/Chrysler Plant) Ser 98A
5.50%, 5/01/21                                               1,630    1,535,754
Kent Hosp Fin Auth
(Metro Hosp Proj) Series 05A
5.75%, 7/01/25                                                 770      816,454
Michigan State Hosp Fin Auth
(Marquette Gen Hosp Oblig Group) Ser 05A
5.00%, 5/15/26                                               1,215    1,223,882

Michigan Strategic
(Detroit Edison Co Proj) XLCA Ser 02 AMT
5.45%, 12/15/32                                              5,000    5,286,700
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Ref
Ser 05
5.125%, 11/01/23                                             2,140    2,123,372
Saginaw Hosp Fin Auth Hosp Rev
(Covenant Med Ctr) Ser 00F
6.50%, 7/01/30                                               4,410    4,819,380
                                                                     ----------
                                                                     15,805,542
                                                                     ----------
Minnesota-0.2%
St Paul Hsg & Redev Auth Hosp
(Hlth East Proj) Ser 05
6.00%, 11/15/25                                                500      536,620
                                                                     ----------
Missouri-0.5%
Missouri SFMR
(Mtg Rev) GNMA/FNMA Ser 02A-1 AMT
5.58%, 9/01/32                                               1,590    1,630,036
                                                                     ----------
Nevada-15.4%
Carson City Hosp Rev
(Carson-Tahoe Hosp Proj) RADIAN Ser 03A
5.00%, 9/01/23                                               2,600    2,664,142
Clark Cnty Arpt Rev
FGIC Ser 01B
5.25%, 7/01/34                                              11,920   12,927,598
Nevada Dept Bus & Ind
(Las Vegas Monorail Proj) AMBAC Ser 00
5.625%, 1/01/32                                             11,720   12,638,965
Reno Cap Improvement Rev
(Unrefunded Balance) FGIC Ser 02
5.375%, 6/01/32                                              2,790    2,994,116
FGIC Ser 02
5.375%, 6/01/32                                              4,710    5,176,290
Truckee Meadows Wtr Auth
FSA Ser 01A
5.25%, 7/01/34                                              12,000   12,485,880
                                                                     ----------
                                                                     48,886,991
                                                                     ----------
New Hampshire-1.4%
New Hampshire Hlth & Ed Fac Hosp Rev
(Covenant Med Ctr) Ser 02
6.125%, 7/01/31                                              4,200    4,548,768
                                                                     ----------
New Jersey-3.2%
Morris Union Jointure Commn COP
RADIAN Ser 04
5.00%, 5/01/24                                               5,185    5,382,911
New Jersey Eco Dev Auth Rev
(Cigarette Tax) Ser 04 FGIC
5.00%, 6/15/12                                               4,000    4,252,720
(Sch Facs Constr) Ser 05O
5.25%, 3/01/25                                                 500      531,505
                                                                     ----------
                                                                     10,167,136
                                                                     ----------
New York-2.1%
Erie Cnty IDA
(City of Buffalo Proj) FSA Ser 04
5.75%, 5/01/23                                               4,100    4,630,130
New York City GO
Ser 04G
5.00%, 12/01/23                                              1,600    1,668,320
New York State HFA
(Eco Dev & Hsg) Ser 05A
5.00%, 9/15/25                                                 300      315,456
                                                                     ----------
                                                                      6,613,906
                                                                     ----------

North Carolina-0.6%
Charlotte Arpt Rev
MBIA Ser 04A
5.25%, 7/01/24                                               1,895    2,031,914
                                                                     ----------
North Dakota-0.6%
North Dakota HFA SFMR
(Mtg Rev) Ser 02A AMT
5.65%, 1/01/34                                               1,705    1,743,533
                                                                     ----------
Ohio-3.4%
Cleveland-Cuyahoga Cnty
(Port Auth Rev) Ser 01
7.35%, 12/01/31                                              5,000    5,256,900
Fairfield Cnty Hosp Rev
(Fairfield Med Ctr Proj) RADIAN Ser 03
5.00%, 6/15/22-6/15/24                                       3,955    4,062,801
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                              1,340    1,346,472
                                                                     ----------
                                                                     10,666,173
                                                                     ----------
Oregon-1.1%
Forest Grove Rev
(Ref & Campus Impt Pacific Proj) RADIAN Ser 05A
5.00%, 5/01/28                                               3,340    3,429,312
                                                                     ----------
Pennsylvania-3.6%
Montgomery Cnty IDA Rev
(Whitemarsh Con Care Proj) Ser 05
6.00%, 2/01/21                                                 875      921,944
Pennsylvania Parking Fac
(30th St Station Garage Proj) ACA Ser 02A AMT
5.875%, 6/01/33                                              2,050    2,156,538
Pennsylvania Trpk Transp Rev
AMBAC Ser 01
5.00%, 7/15/41                                               2,000    2,158,000
Philadelphia Auth IDR
(Leadership Learning Partners) Ser 05A
5.25%, 7/01/24                                               1,150    1,120,549
Philadelphia Hosp Rev
(Temple Univ Hosp) Ser 93A
6.625%, 11/15/23                                             3,000    3,029,370
Pittsburgh Pub Parking Auth
FGIC, Ser 05A
5.00%, 12/01/25                                              2,000    2,081,820
                                                                     ----------
                                                                     11,468,221
                                                                     ----------
Rhode Island-1.3%
Rhode Island Hlth & Ed Bldg Corp
(Times2 Academy) Ser 04
5.00%, 12/15/24                                              4,100    4,167,281
                                                                     ----------
South Carolina-1.4%
Newberry Investing In Childrens Ed
(Newberry Cnty Sch Dist Proj) Ser 05
5.00%, 12/01/27-12/01/30                                     4,275    4,397,113
                                                                     ----------
Tennessee-0.5%
Johnson City Hlth & Ed Fac Hosp Rev
(First Mtg-MTN Sts Hlth) Ser 06A
5.50%, 7/01/31 (d)                                           1,500    1,557,750
                                                                     ----------

Texas-22.8%
Bexar Cnty Hsg Fin Corp MFHR
(Doral Club & Sutton House Apts) MBIA Ser 01A
5.55%, 10/01/36                                             14,995   15,600,498
Brownwood ISD
(Sch Bldg) FGIC Ser 05
5.25%, 2/15/22-2/15/24                                       3,510    3,789,553
Dallas-Fort Worth Arpt Rev
(Int'l Arpt) FGIC Ser 01 AMT
5.50%, 11/01/35                                              6,500    6,788,535
Garza Cnty Pub Fac Corp
Ser 05
5.50%, 10/01/19                                                610      633,979
Gulf Coast Waste Disp Auth
(Anheuser-Busch Proj) Ser 02 AMT
5.90%, 4/01/36                                               9,000    9,605,970
Harris Cnty
(Flood Ctl) Ser 03B
5.00%, 10/01/23                                              2,600    2,712,398
Harris Cnty Toll Road Rev
FSA Ser 02
5.125%, 8/15/32                                              2,500    2,597,600
Hidalgo Cnty Hlth Svcs
(Mission Hosp Inc Proj) Ser 05
5.00%, 8/15/14-8/15/19                                         765      778,707
Houston
(Northeast Wtr Purification Proj) FGIC Ser 02
5.125%, 3/01/32                                              7,000    7,222,600
Lewisville Combination Contract
(Spl Assmt Cap Impt Dist No 2) ACA Ser 05
6.00%, 10/01/25                                                550      600,061
Matagorda Cnty Util Rev
(Centerpoint Energy Proj) Ser 04
5.60%, 3/01/27                                               1,000    1,037,850
Richardson Hosp Auth Rev
(Richardson Regional) Ser 04
5.875%, 12/01/24                                             2,310    2,442,478
6.00%, 12/01/19                                              1,830    1,992,925
San Antonio Arpt Rev
FGIC Ser 02A AMT
5.25%, 7/01/27                                               5,250    5,425,612
Seguin High Ed Fac Rev
(Texas Lutheran University Proj) Ser 04
5.25%, 9/01/33                                               1,250    1,259,388
Texas GO
Ser 02A AMT
5.50%, 8/01/41                                               9,470    9,998,142
                                                                     ----------
                                                                     72,486,296
                                                                     ----------
Utah-0.8%
Davis Cnty Sales Tax Rev
AMBAC Ser 03B
5.25%, 10/01/23                                              1,000    1,068,300
Utah Hsg Corp MFHR
(Bluffs Apts Proj) GNMA Ser 02A AMT
5.60%, 7/20/30                                               1,480    1,551,040
                                                                     ----------
                                                                      2,619,340
                                                                     ----------
Virginia-3.2%
Fauquier Cnty IDA Hosp Rev
(Fauquier Hospital) Asset Gty Ser 02
5.25%, 10/01/31                                              8,500    8,847,310
Pocahontas Pkwy Assoc Toll Rd Rev
(Cap Appreciation) Sr Ser 98B
Zero coupon, 8/15/15                                         2,250    1,347,773
                                                                     ----------
                                                                     10,195,083
                                                                     ----------

Washington-4.2%
King Cnty Swr Rev
FSA Ser 02A
5.25%, 1/01/32                                            3,000       3,123,420
Twenty-Fifth Ave Pptys
(University of WA) MBIA Ser 02
5.25%, 6/01/33                                            9,750      10,169,932
                                                                  -------------
                                                                     13,293,352
                                                                  -------------
Wisconsin-7.2%
Wisconsin Hlth & Ed Fac Auth Rev
(Bell Tower Residence Proj) Ser 05
5.00%, 7/01/20-7/01/25                                    1,485       1,510,840
Wisconsin Hlth & Ed Fac Hosp Rev
(Ministry Hlth Care) MBIA Ser 02A
5.25%, 2/15/32                                           13,615      14,241,290
Wisconsin Hsg Auth SFMR
(Mtg Rev) MBIA Ser 02A AMT
5.60%, 5/01/33                                            4,885       5,112,104
(Mtg Rev) Ser 02A AMT
5.50%, 9/01/32                                            2,090       2,123,628
                                                                  -------------
                                                                     22,987,862
                                                                  -------------
Total Long-Term Municipal Bonds
(cost $481,261,833)                                                 506,844,483
                                                                  -------------
Short-Term Municipal Note (e)-0.3%
Massachusetts-0.3%
Massachusetts GO
(Central Artery/Ted Williams) Ser 00A
3.08%, 12/01/30
(cost $1,000,000)                                         1,000       1,000,000
                                                                  -------------
Total Investments-160.0%
(cost $482,261,833)                                                 507,844,483
Other assets less liabilities-1.4%                                    4,601,155
Preferred Stock at redemption value-(61.4%)                        (195,000,000)
                                                                  -------------
Net Assets Applicable to Common
   Shareholders - 100%(f)                                         $ 317,445,638
                                                                  -------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                                              Payments          Payments
                 Notional                     made by           received        Unrealized
     Swap         Amount    Termination         the              by the        Appreciation/
 Counterparty      (000)        Date         Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
 Goldman Sachs    $26,700      2/03/06       76.48% of            BMA*           $(8,836)
                                          1 Month LIBOR**
 Merrill Lynch     26,700      2/03/06          BMA*           85.10% of          17,794
                                                            1 Month LIBOR**
 Merrill Lynch      9,000     11/01/19        3.896%              BMA*            (5,769)

Merrill Lynch+      3,000      7/30/26        4.090%              BMA*            (7,446)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is July 30, 2006.

FINANCIAL FUTURES CONTRACTS SOLD

                                                        Value at
               Number of   Expiration     Original    January 31,    Unrealized
    Type       Contracts      Month        Value          2006      Appreciation
------------   ---------   ----------   -----------   -----------   ------------
U.S. T-Note                   March
10 Yr Future      112         2006      $12,177,830   $12,145,000      $32,830

(a) Positions, or portions thereof, with a market value of $705,691 have been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)  When Issued security.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     ACA      -American Capital Access Financial Guaranty Corporation
     AMBAC    -American Municipal Bond Assurance Corporation
     AMT      -Alternative Minimum Tax- (subject to)
     CDD      -Community Development District
     CFD      -Communities Facilities District
     CIFG     -CIFG Assurance North America, Inc.
     COP      -Certificate of Participation
     FGIC     -Financial Guaranty Insurance Company
     FNMA     -Federal National Mortgage Association
     FSA      -Financial Security Assurance, Inc.
     GNMA     -Government National Mortgage Association
     GO       -General Obligation
     HFA      -Housing Finance Authority
     IDA      -Industrial Development Authority
     IDR      -Industrial Development Revenue
     ISD      -Independent School District
     MBIA     -Municipal Bond Investors Assurance
     MFHR     -Multi-Family Housing Revenue
     RADIAN   -Radian Group, Inc.
     SFMR     -Single Family Mortgage Revenue
     SWR      -Solid Waste Revenue
     XLCA     -XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   --------------------------
3 (a)(1)      Certification of Principal Executive Officer Pursuant
              to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a)(2)      Certification of Principal Financial Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date:  March 23, 2006


By: /s/ Mark D. Gersten
    --------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006